Dividend per ordinary share (Tables)	12 Months Ended
Dec. 31, 2020
Dividend per ordinary share [abstract]
Schedule of dividends to shareholders of the parent
Dividends to shareholders of the parent
	Per ordinary share (in EUR)	Total (in EUR million)
Dividends on ordinary shares:
In respect of 2018
- Interim dividend, paid in cash in August 2018	0.24	934
- Final dividend, paid in cash in May 2019	0.44	1,714
Total dividend in respect of 2018	0.68	2,648
In respect of 2019
- Interim dividend, paid in cash in August 2019	0.24	935
- Final dividend		0
Total dividend in respect of 2019	0.24	935
In respect of 2020
- Interim dividend, paid in February 2021	0.12	468
Total dividend in respect of 2020	0.12	468